VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Property, plant and equipment [abstract]
VESSELS AND EQUIPMENT, NET	VESSELS AND EQUIPMENT
Movements in the six months ended June 30, 2023 are summarized as follows;

(in thousands of $)	Vessels and equipment	Drydock component	Net Carrying Value
Cost
Balance at January 1, 2023	4,390,718	126,437	4,517,155
Additions	5,152	5,429	10,581
Transferred from newbuildings	191,133	2,756	193,889
Disposals	(230,194)	(7,641)	(237,835)
Balance at June 30, 2023	4,356,809	126,981	4,483,790

Accumulated depreciation
Balance at January 1, 2023	(790,346)	(76,157)	(866,503)
Charge for the period	(103,512)	(8,700)	(112,212)
Disposals	111,518	5,771	117,289
Balance at June 30, 2023	(782,340)	(79,086)	(861,426)

Net book value
Balance at June 30, 2023	3,574,469	47,895	3,622,364

In the six months ended June 30, 2023, the Company sold one VLCC tanker, Front Eminence, two Suezmax tankers, Front Balder and Front Njord and took delivery of two VLCC newbuildings, Front Orkla and Front Tyne. The Company also completed the installation of Exhaust Gas Cleaning Systems on two vessels in the period and three vessels underwent drydock surveys.